3. Acquisitions (Details - Acquisitions JM Enterprise Key Tax Group) (September 2019) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 144,971	$ 158,676	$ 68,986
Other assets	30,494	7,790	1,820
Property and equipments	279,854	328,295	491,474
Goodwill	3,749,963	2,092,048	0
Liabilities	(14,468,530)	$ (8,179,168)	$ (4,749,382)
Key Tax Fair Value [Member]
Cash	9,484
Accounts receivable	90,766
Other assets	250,000
Property and equipments	6,044
Goodwill	1,407,915
Liabilities	(464,209)
Total	$ 1,300,000